LOANS - ALLOWANCE FOR LOAN LOSSES BY PORTFOLIO SEGMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Activity in the allowance for loan losses
Beginning balance	$ 1,103	$ 1,399
Provision for loan losses	80	697
Charge-offs	(217)	(1,002)
Recoveries	22	9
Total ending allowance balance	988	1,103
One-to-four-family
Activity in the allowance for loan losses
Beginning balance	822	823
Provision for loan losses	91	217
Charge-offs	(210)	(224)
Recoveries	19	6
Total ending allowance balance	722	822
Multi-family and commercial
Activity in the allowance for loan losses
Beginning balance	259	466
Provision for loan losses	(5)	568
Charge-offs	(7)	(778)
Recoveries	3	3
Total ending allowance balance	250	259
Home equity
Activity in the allowance for loan losses
Beginning balance	22	109
Provision for loan losses	(6)	(87)
Total ending allowance balance	$ 16	22
Consumer and other
Activity in the allowance for loan losses
Beginning balance		1
Provision for loan losses		$ (1)